SCHEDULE OF PRELIMINARY PURCHASE PRICE ALLOCATION TO TOTAL ASSETS ACQUIRED AND LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Business Combination, Separately Recognized Transaction [Line Items]
Goodwill	$ 4,487,175
JAK Solar Loans 1 Limited [Member]
Business Combination, Separately Recognized Transaction [Line Items]
Total consideration	5,727,021
Purchase Price Allocation [Member] | JAK Solar Loans 1 Limited [Member]
Business Combination, Separately Recognized Transaction [Line Items]
Cash	6,853
Loans receivable	1,194,485		$ 2,099,879
Loan set up costs, net of unamortized costs	36,863
Loan interest receivable	1,645
Total assets acquired	1,239,846
Liabilities assumed
Total assets acquired	1,239,846
Goodwill	4,487,175
Total consideration	$ 5,727,021